Discontinued Operations (Details) - Schedule of net income attributable to discontinued operations - Brainspace [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations (Details) - Schedule of net income attributable to discontinued operations [Line Items]
Revenue	$ 2,220	$ 17,933
Cost of revenue, exclusive of amortization shown below	142	2,492
Amortization expense		2,296
Total cost of revenue	142	4,788
Gross profit	2,078	13,145
Operating expenses:
Sales and marketing	240	3,397
Research and development	290	4,285
General and administrative		2,811
Depreciation and amortization(1)		1,094
Total operating expenses	530	11,587
Income from operations	1,548	1,558
Gain on the disposal of the discontinued operation	58,835
Other expense, net		(422)
Income from discontinued operations	60,383	1,136
Income tax expense of discontinued operations	(346)
Net income of discontinued operations, net of tax	$ 60,037	$ 1,136